Total
AGF Emerging Markets Equity Fund
AGF Emerging Markets Equity Fund
Investment Objective
The Fund seeks to provide capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - AGF Emerging Markets Equity Fund		Class I	Class R6
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	1.62%	1.62%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses		2.47%	2.47%
Fee Waiver and Expense Reimbursement	[2]	(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.00%	1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	AGF Investments America Inc. ("AGFA") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.95% of each share class's average daily net assets. AGFA is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until December 31, 2023, and shall renew automatically for one-year terms unless AGFA provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example (for both Class I and Class R6)
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example - AGF Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS
Class R6	102	318
Class I	102	318

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, no portfolio turnover rate information is available.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amounts of any borrowings) in equity securities issued by companies that are economically tied to emerging market countries.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For the purpose of the Fund’s 80% investment policy, equity securities also include preferred stock, convertible securities (that are in the money and immediately convertible into equity at the time of investment), warrants/rights, installment receipts, trust units and equity-linked investments such as depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions.

The Adviser defines emerging market countries to include those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Markets Index. The index sponsor may over time change the countries included within these indices. The Fund will normally maintain investments in companies economically tied to a minimum of three emerging market countries.

The Adviser considers a company to be economically tied to emerging market countries if at least one of the following apply: a company’s securities are traded principally in an emerging market country; at least 50% of the company’s assets are located in emerging market countries; at least 50% of a company’s revenues are generated in emerging market countries; the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; the company is classified by a major benchmark index or market data services provider as having its primary country of risk in an emerging market country.

The Adviser uses a quantitative framework to assist in determining in which countries to invest and the amount of the Fund’s assets to allocate to each country. The Adviser then uses a bottom-up investment philosophy to uncover stocks that it views as being reasonably priced relative to their growth potential. The Fund may from time-to-time focus its investments in a particular country or geographic region.

The Fund may invest in a variety of investment vehicles, including exchange-traded funds (“ETFs”) and other mutual funds, including mutual funds and ETFs managed by AGFA or its affiliates.

The Fund may also invest in China-A shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program or listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program (“Stock Connect Programs”).

The Fund may also invest up to 20 percent of its net assets in securities that are either not equity securities and/or not economically to emerging market countries. These investments may include equity securities economically tied to developed market countries, treasury bills, bonds or other evidence of indebtedness, warrants, and short-term investments such as cash or cash equivalents.

Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Portfolio Management Risk.   The investment strategies, practices and risk analysis used by AGFA may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Equity Securities Risk.   The values of equity securities generally fluctuate, sometimes widely, based on real or perceived changes in an issuer’s financial condition and overall market and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.

Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse, and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Emerging Markets Risk.   Investments in securities of issuers economically tied to emerging market economies are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies.

Frontier Markets Risk.   Investments in securities of issuers domiciled in countries or issuers that are economically tied to emerging market economies that are included in the MSCI Frontier Markets Index present the same risks that exist in other emerging market economies but such risks may be greater in frontier market economies.

Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities economically tied to foreign markets which the Fund may be unable or unwilling to invest in directly, and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.

Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and AGFA may not be able to take appropriate actions to mitigate losses to the Fund.

Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.

Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which AGFA valued the investment for purposes of the Fund’s net asset value. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investments in U.S. securities.

Repurchase and Reverse Repurchase Agreements Risk.   Repurchase and reverse repurchase agreements are subject to counterparty risk in that if a counterparty becomes insolvent, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Reverse repurchase agreements may result in leverage to the Fund.

Credit Risk.   The value of a bond or other debt instrument is likely to be adversely affected if the issuer’s actual or perceived financial health deteriorates. The Fund’s investments in debt instruments are subject to counterparty risk and the risk that the issuer could be late in making principal and/or interest payments.

U.S. Government Securities Risk.   U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt instruments, particularly interest rate risk and credit risk.

Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.

New Fund Risk.   The Fund is newly organized with limited operating history and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Performance Information
Performance information will be available after the Fund has been in operation for one full calendar year. When provided, the information will compare the Fund’s average annual returns (before and after taxes) with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.